Trade and other receivables - Allowances (Details) - Trade and other receivables - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Movement in the allowance for doubtful debts and amounts impaired in respect of trade, refund and other receivables
Balance at the beginning of the year	₨ 486,254	₨ 194,302
Provisions accrued during the year	93,000	304,663
Amount written off during the year	(28,919)	(12,964)
Effect of movement in exchange rate	4,391	253
Balance at the end of the year	₨ 554,726	₨ 486,254